Fixed Assets, Net (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets (Textual) [Abstract]
Cost	$ 980	$ 949	$ 881
Accumulated depreciation	497	468	413
Depreciation expense	92	94	79
Assets Held under Capital Leases [Member]
Fixed Assets (Textual) [Abstract]
Cost	32	31	25
Accumulated depreciation	8	6	4
Depreciation, Depletion and Amortization	$ 2	$ 2	$ 1